Expense Example - FidelityLatinAmericaFund-AMCIZPRO - FidelityLatinAmericaFund-AMCIZPRO - Fidelity Latin America Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Latin America Fund - Class A
Expense Example:
1 year	$ 702
3 years	969
5 years	1,257
10 years	2,074
Fidelity Advisor Latin America Fund - Class C
Expense Example:
1 year	311
3 years	652
5 years	1,119
10 years	2,216
Fidelity Advisor Latin America Fund - Class M
Expense Example:
1 year	505
3 years	831
5 years	1,180
10 years	2,163
Fidelity Advisor Latin America Fund - Class I
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
Fidelity Advisor Latin America Fund - Class Z
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049